Investment Portfolio	as of May 31, 2022 (Unaudited)
DWS Equity Sector Strategy Fund
	Shares	Value ($)

Common Stocks 94.1%
Communication Services 10.4%
Diversified Telecommunication Services 1.5%
AT&T, Inc.	21,584	459,523
Lumen Technologies, Inc.	2,847	34,847
Verizon Communications, Inc.	12,540	643,177
		1,137,547
Entertainment 2.0%
Activision Blizzard, Inc.	2,233	173,906
Electronic Arts, Inc.	994	137,818
Live Nation Entertainment, Inc.*	485	46,099
Netflix, Inc.*	1,645	324,789
Take-Two Interactive Software, Inc.*	412	51,306
Walt Disney Co.*	6,544	722,720
Warner Bros Discovery, Inc.*	5,568	102,730
		1,559,368
Interactive Media & Services 5.6%
Alphabet, Inc. "A"*	707	1,608,595
Alphabet, Inc. "C"*	657	1,498,472
Match Group, Inc.*	678	53,413
Meta Platforms, Inc. "A"*	5,654	1,094,841
Twitter, Inc.*	1,887	74,725
		4,330,046
Media 1.3%
Charter Communications, Inc. "A"*	380	192,633
Comcast Corp. "A"	13,839	612,791
Fox Corp. "A"	971	34,480
Interpublic Group of Companies, Inc.	1,200	38,676
Omnicom Group, Inc.	632	47,154
Paramount Global "B"	1,870	64,197
		989,931
Consumer Discretionary 9.2%
Auto Components 0.1%
Aptiv PLC*	580	61,619
BorgWarner, Inc.	550	22,176
		83,795
Hotels, Restaurants & Leisure 2.8%
Booking Holdings, Inc.*	138	309,611
Caesars Entertainment, Inc.*	732	36,724
Carnival Corp.*	2,747	38,128
Chipotle Mexican Grill, Inc.*	93	130,437
Darden Restaurants, Inc.	435	54,375
Domino's Pizza, Inc.	121	43,944
Expedia Group, Inc.*	496	64,148
Hilton Worldwide Holdings, Inc.	934	131,563
Las Vegas Sands Corp.*	1,122	39,786
Marriott International, Inc. "A"	914	156,824

McDonald's Corp.	2,456	619,428
MGM Resorts International	1,292	45,181
Norwegian Cruise Line Holdings Ltd.*	1,267	20,285
Royal Caribbean Cruises Ltd.*	750	43,553
Starbucks Corp.	3,955	310,467
Wynn Resorts Ltd.*	345	22,805
Yum! Brands, Inc.	965	117,219
		2,184,478
Household Durables 1.1%
D.R. Horton, Inc.	2,337	175,626
Garmin Ltd.	1,030	108,789
Lennar Corp. "A"	1,973	158,333
Mohawk Industries, Inc.*	383	54,179
Newell Brands, Inc.	2,594	55,615
NVR, Inc.*	23	102,364
PulteGroup, Inc.	1,802	81,559
Whirlpool Corp.	427	78,670
		815,135
Internet & Direct Marketing Retail 2.7%
Amazon.com, Inc.*	816	1,961,819
eBay, Inc.	1,179	57,382
Etsy, Inc.*	233	18,901
		2,038,102
Specialty Retail 1.7%
AutoZone, Inc.*	39	80,326
Best Buy Co., Inc.	405	33,234
CarMax, Inc.*	301	29,880
Home Depot, Inc.	1,931	584,610
Lowe's Companies, Inc.	1,275	249,008
O'Reilly Automotive, Inc.*	124	79,009
Ross Stores, Inc.	660	56,113
TJX Companies, Inc.	2,240	142,397
Tractor Supply Co.	205	38,409
Ulta Beauty, Inc.*	99	41,887
		1,334,873
Textiles, Apparel & Luxury Goods 0.8%
NIKE, Inc. "B"	4,421	525,436
Tapestry, Inc.	967	33,361
VF Corp.	1,136	57,323
		616,120
Consumer Staples 4.0%
Beverages 1.3%
Brown-Forman Corp. "B"	317	20,960
Coca-Cola Co.	6,662	422,238
Constellation Brands, Inc. "A"	284	69,713
Monster Beverage Corp.*	662	58,997
PepsiCo, Inc.	2,374	398,239
		970,147
Food & Staples Retailing 0.9%
Costco Wholesale Corp.	630	293,719
Kroger Co.	947	50,163
Sysco Corp.	718	60,441

Walgreens Boots Alliance, Inc.	1,009	44,224
Walmart, Inc.	2,003	257,646
		706,193
Household Products 1.0%
Church & Dwight Co., Inc.	373	33,593
Clorox Co.	192	27,909
Colgate-Palmolive Co.	1,278	100,719
Kimberly-Clark Corp.	517	68,771
Procter & Gamble Co.	3,725	550,853
		781,845
Personal Products 0.1%
Estee Lauder Companies, Inc. "A"	428	108,990
Tobacco 0.7%
Altria Group, Inc.	3,796	205,325
Philip Morris International, Inc.	3,247	344,994
		550,319
Energy 1.5%
Energy Equipment & Services
Baker Hughes Co.	7,555	271,829
Halliburton Co.	7,589	307,355
Schlumberger NV	11,919	547,797
		1,126,981
Financials 12.5%
Banks 5.4%
Bank of America Corp.	21,868	813,490
Citigroup, Inc.	5,962	318,430
Citizens Financial Group, Inc.	1,265	52,346
Comerica, Inc.	391	32,535
Fifth Third Bancorp.	2,037	80,319
First Republic Bank	562	87,127
Huntington Bancshares, Inc.	4,283	59,448
JPMorgan Chase & Co.	9,041	1,195,491
KeyCorp.	2,771	55,309
M&T Bank Corp.	532	95,744
PNC Financial Services Group, Inc.	1,270	222,771
Regions Financial Corp.	2,862	63,221
Signature Bank	183	39,577
SVB Financial Group*	182	88,920
Truist Financial Corp.	3,927	195,329
U.S. Bancorp.	4,023	213,501
Wells Fargo & Co.	11,970	547,867
Zions Bancorp NA	466	26,581
		4,188,006
Capital Markets 2.6%
Bank of New York Mellon Corp.	1,608	74,949
BlackRock, Inc.	305	204,069
Charles Schwab Corp.	3,262	228,666
CME Group, Inc.	751	149,321
FactSet Research Systems, Inc.	79	30,161
Intercontinental Exchange, Inc.	1,181	120,923
MarketAxess Holdings, Inc.	81	22,816
Moody's Corp.	348	104,946
Morgan Stanley	3,161	272,289

MSCI, Inc.	176	77,854
Nasdaq, Inc.	248	38,504
Northern Trust Corp.	439	49,058
Raymond James Financial, Inc.	401	39,495
S&P Global, Inc.	689	240,792
State Street Corp.	786	56,977
T. Rowe Price Group, Inc.	482	61,257
The Goldman Sachs Group, Inc.	764	249,713
		2,021,790
Diversified Financial Services 1.7%
Berkshire Hathaway, Inc. "B"*	3,990	1,260,760
Insurance 2.8%
Aflac, Inc.	1,755	106,300
Allstate Corp.	827	113,043
American International Group, Inc.	2,418	141,888
Aon PLC "A"	633	174,499
Arthur J. Gallagher & Co.	602	97,488
Brown & Brown, Inc.	683	40,550
Chubb Ltd.	1,242	262,422
Cincinnati Financial Corp.	437	55,875
Everest Re Group Ltd.	113	31,922
Globe Life, Inc.	268	26,149
Hartford Financial Services Group, Inc.	991	71,857
Lincoln National Corp.	497	28,791
Loews Corp.	581	38,050
Marsh & McLennan Companies, Inc.	1,469	234,967
MetLife, Inc.	2,054	138,419
Principal Financial Group, Inc.	716	52,218
Progressive Corp.	1,674	199,842
Prudential Financial, Inc.	1,099	116,769
Travelers Companies, Inc.	703	125,865
W.R. Berkley Corp.	606	43,105
Willis Towers Watson PLC	360	75,985
		2,176,004
Health Care 18.2%
Biotechnology 3.7%
AbbVie, Inc.	6,940	1,022,748
Amgen, Inc.	2,240	575,098
Biogen, Inc.*	594	118,800
Gilead Sciences, Inc.	5,051	327,557
Incyte Corp.*	741	56,234
Moderna, Inc.*	1,529	222,210
Regeneron Pharmaceuticals, Inc.*	421	279,855
Vertex Pharmaceuticals, Inc.*	1,018	273,486
		2,875,988
Health Care Equipment & Supplies 3.3%
Abbott Laboratories	4,635	544,427
ABIOMED, Inc.*	122	32,171
Align Technology, Inc.*	204	56,639
Baxter International, Inc.	1,295	98,485
Becton, Dickinson & Co.	750	191,850
Boston Scientific Corp.*	3,742	153,459
DENTSPLY SIRONA, Inc.	575	22,747
DexCom, Inc.*	261	77,762
Edwards Lifesciences Corp.*	1,651	166,503

Embecta Corp.*	149	3,692
Hologic, Inc.*	659	49,603
IDEXX Laboratories, Inc.*	224	87,723
Intuitive Surgical, Inc.*	962	218,990
Medtronic PLC	3,518	352,328
ResMed, Inc.	396	80,570
STERIS PLC	264	60,245
Stryker Corp.	891	208,940
Teleflex, Inc.	122	35,104
The Cooper Companies, Inc.	131	45,947
Zimmer Biomet Holdings, Inc.	545	65,514
Zimvie, Inc.*	54	1,176
		2,553,875
Health Care Providers & Services 3.1%
AmerisourceBergen Corp.	321	49,688
Anthem, Inc.	517	263,468
Cardinal Health, Inc.	600	33,792
Centene Corp.*	1,260	102,615
Cigna Corp.	707	189,681
CVS Health Corp.	2,831	273,899
HCA Healthcare, Inc.	522	109,829
Henry Schein, Inc.*	299	25,606
Humana, Inc.	274	124,459
Laboratory Corp. of America Holdings	205	50,578
McKesson Corp.	327	107,482
Quest Diagnostics, Inc.	266	37,511
UnitedHealth Group, Inc.	2,020	1,003,496
Universal Health Services, Inc. "B"	158	19,688
		2,391,792
Health Care Technology 0.1%
Cerner Corp.	598	56,720
Life Sciences Tools & Services 2.2%
Agilent Technologies, Inc.	799	101,920
Bio-Rad Laboratories, Inc. "A"*	58	31,192
Bio-Techne Corp.	104	38,452
Charles River Laboratories International, Inc.*	135	31,601
Danaher Corp.	1,657	437,150
Illumina, Inc.*	423	101,300
IQVIA Holdings, Inc.*	500	107,625
Mettler-Toledo International, Inc.*	60	77,167
PerkinElmer, Inc.	332	49,690
Thermo Fisher Scientific, Inc.	1,017	577,219
Waters Corp.*	160	52,472
West Pharmaceutical Services, Inc.	194	60,214
		1,666,002
Pharmaceuticals 5.8%
Bristol-Myers Squibb Co.	6,524	492,236
Catalent, Inc.*	524	54,003
Eli Lilly & Co.	2,304	722,166
Johnson & Johnson	7,768	1,394,589
Merck & Co., Inc.	7,407	681,666
Pfizer, Inc.	16,744	888,102
Viatris, Inc.	3,590	44,049
Zoetis, Inc.	1,414	241,695
		4,518,506

Industrials 6.6%
Aerospace & Defense 2.5%
Boeing Co.*	1,936	254,391
General Dynamics Corp.	816	183,527
Howmet Aerospace, Inc.	1,371	49,041
L3Harris Technologies, Inc.	681	164,053
Lockheed Martin Corp.	849	373,653
Northrop Grumman Corp.	522	244,280
Raytheon Technologies Corp.	5,315	505,563
Textron, Inc.	784	51,187
TransDigm Group, Inc.*	187	113,204
		1,938,899
Electrical Equipment 1.0%
AMETEK, Inc.	966	117,340
Eaton Corp. PLC	1,684	233,402
Emerson Electric Co.	2,490	220,763
Generac Holdings, Inc.*	270	66,712
Rockwell Automation, Inc.	489	104,255
		742,472
Industrial Conglomerates 1.3%
3M Co.	1,936	289,025
General Electric Co.	3,688	288,734
Honeywell International, Inc.	2,350	455,007
		1,032,766
Machinery 1.1%
Caterpillar, Inc.	905	195,344
Cummins, Inc.	243	50,816
Deere & Co.	469	167,799
Dover Corp.	243	32,540
Fortive Corp.	601	37,124
IDEX Corp.	129	24,710
Illinois Tool Works, Inc.	480	99,874
Ingersoll Rand, Inc.	694	32,722
Otis Worldwide Corp.	717	53,345
PACCAR, Inc.	587	50,975
Parker-Hannifin Corp.	216	58,789
Stanley Black & Decker, Inc.	279	33,114
Westinghouse Air Brake Technologies Corp.	323	30,510
Xylem, Inc.	307	25,865
		893,527
Road & Rail 0.7%
CSX Corp.	3,836	121,947
Norfolk Southern Corp.	426	102,095
Old Dominion Freight Line, Inc.	156	40,285
Union Pacific Corp.	1,113	244,615
		508,942
Information Technology 25.7%
Communications Equipment 1.0%
Arista Networks, Inc.*	602	61,572
Cisco Systems, Inc.	11,398	513,480
F5, Inc.*	168	27,391

Juniper Networks, Inc.	870	26,692
Motorola Solutions, Inc.	455	99,982
		729,117
Electronic Equipment, Instruments & Components 0.8%
Amphenol Corp. "A"	1,749	123,934
CDW Corp.	392	66,585
Corning, Inc.	2,225	79,700
Keysight Technologies, Inc.*	544	79,206
TE Connectivity Ltd.	944	122,144
Teledyne Technologies, Inc.*	136	55,100
Trimble, Inc.*	729	49,609
Zebra Technologies Corp. "A"*	156	52,758
		629,036
IT Services 4.5%
Accenture PLC "A"	1,444	430,976
Akamai Technologies, Inc.*	357	36,071
Automatic Data Processing, Inc.	959	213,799
Broadridge Financial Solutions, Inc.	254	37,140
Cognizant Technology Solutions Corp. "A"	1,161	86,727
EPAM Systems, Inc.*	134	45,362
Fidelity National Information Services, Inc.	1,414	147,763
Fiserv, Inc.*	1,373	137,547
FleetCor Technologies, Inc.*	182	45,283
Gartner, Inc.*	186	48,806
Global Payments, Inc.	648	84,914
International Business Machines Corp.	2,039	283,095
Jack Henry & Associates, Inc.	165	31,040
Mastercard, Inc. "A"	1,985	710,372
Paychex, Inc.	735	91,015
PayPal Holdings, Inc.*	2,708	230,749
VeriSign, Inc.*	218	38,052
Visa, Inc. "A"	3,759	797,547
		3,496,258
Semiconductors & Semiconductor Equipment 5.0%
Advanced Micro Devices, Inc.*	3,188	324,730
Analog Devices, Inc.	1,039	174,968
Applied Materials, Inc.	1,852	217,221
Broadcom, Inc.	795	461,203
Enphase Energy, Inc.*	265	49,340
Intel Corp.	7,740	343,811
KLA Corp.	306	111,644
Lam Research Corp.	282	146,648
Microchip Technology, Inc.	1,104	80,206
Micron Technology, Inc.	2,195	162,079
Monolithic Power Systems, Inc.	85	38,283
NVIDIA Corp.	4,866	908,580
NXP Semiconductors NV	515	97,726
Qorvo, Inc.*	210	23,468
QUALCOMM, Inc.	2,211	316,659
Skyworks Solutions, Inc.	317	34,512
SolarEdge Technologies, Inc.*	104	28,370
Teradyne, Inc.	323	35,291
Texas Instruments, Inc.	1,773	313,395
		3,868,134
Software 8.1%
Adobe, Inc.*	987	411,066
ANSYS, Inc.*	184	47,906

Autodesk, Inc.*	462	95,980
Cadence Design Systems, Inc.*	597	91,777
Fortinet, Inc.*	281	82,653
Intuit, Inc.	593	245,775
Microsoft Corp.	15,481	4,208,819
NortonLifeLock, Inc.	1,195	29,086
Oracle Corp.	3,380	243,090
Paycom Software, Inc.*	102	29,003
Roper Technologies, Inc.	213	94,240
Salesforce, Inc.*	2,048	328,172
ServiceNow, Inc.*	414	193,533
Synopsys, Inc.*	324	103,421
Tyler Technologies, Inc.*	87	30,956
		6,235,477
Technology Hardware, Storage & Peripherals 6.3%
Apple, Inc.	31,091	4,627,584
Hewlett Packard Enterprise Co.	2,594	40,466
HP, Inc.	2,304	89,487
NetApp, Inc.	447	32,162
Seagate Technology Holdings PLC	415	35,138
Western Digital Corp.*	634	38,478
		4,863,315
Real Estate 2.9%
Equity Real Estate Investment Trusts (REITs) 2.8%
Alexandria Real Estate Equities, Inc.	336	55,759
American Tower Corp.	1,069	273,803
AvalonBay Communities, Inc.	328	68,211
Boston Properties, Inc.	338	37,579
Crown Castle International Corp.	1,013	192,115
Digital Realty Trust, Inc.	665	92,827
Duke Realty Corp.	903	47,706
Equinix, Inc.	211	144,976
Equity Residential	804	61,771
Essex Property Trust, Inc.	153	43,429
Extra Space Storage, Inc.	320	57,024
Healthpeak Properties, Inc.	1,262	37,469
Host Hotels & Resorts, Inc.	1,696	33,903
Iron Mountain, Inc.	688	37,083
Kimco Realty Corp.	1,453	34,363
Mid-America Apartment Communities, Inc.	271	49,051
Prologis, Inc.	1,724	219,776
Public Storage	359	118,700
Realty Income Corp.	1,359	92,711
Regency Centers Corp.	366	24,965
SBA Communications Corp.	255	85,836
Simon Property Group, Inc.	778	89,198
UDR, Inc.	683	32,647
Ventas, Inc.	946	53,676
Welltower, Inc.	1,023	91,139
Weyerhaeuser Co.	1,829	72,282
		2,147,999
Real Estate Management & Development 0.1%
CBRE Group, Inc. "A"*	1,157	95,846

Utilities 3.1%
Electric Utilities 2.0%
Alliant Energy Corp.	593	37,845
American Electric Power Co., Inc.	1,194	121,824
Constellation Energy Corp.	769	47,740
Duke Energy Corp.	1,848	207,937
Edison International	893	62,430
Entergy Corp.	477	57,393
Evergy, Inc.	550	38,467
Eversource Energy	814	75,148
Exelon Corp.	2,309	113,487
FirstEnergy Corp.	1,279	54,946
NextEra Energy, Inc.	4,726	357,711
NRG Energy, Inc.	585	26,933
PPL Corp.	1,771	53,449
Southern Co.	2,517	190,436
Xcel Energy, Inc.	1,278	96,284
		1,542,030
Independent Power & Renewable Electricity Producers 0.1%
AES Corp.	2,697	59,442
Multi-Utilities 1.0%
Ameren Corp.	658	62,635
CenterPoint Energy, Inc.	1,614	51,729
CMS Energy Corp.	743	52,783
Consolidated Edison, Inc.	916	90,922
Dominion Energy, Inc.	2,078	175,009
DTE Energy Co.	496	65,824
Public Service Enterprise Group, Inc.	1,285	88,074
Sempra Energy	825	135,185
WEC Energy Group, Inc.	806	84,686
		806,847
Total Common Stocks (Cost $79,628,959)		72,633,420

Exchange-Traded Funds 1.3%
Energy Select Sector SPDR Fund (Cost $825,593)	11,890	1,036,808

Cash Equivalents 4.3%
DWS Central Cash Management Government Fund, 0.75% (a) (Cost $3,279,952)	3,279,952	3,279,952

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $83,734,504)	99.7	76,950,180
Other Assets and Liabilities, Net	0.3	221,756
Net Assets	100.0	77,171,936
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended May 31, 2022 are as follows:
Value ($) at 8/31/2021	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 5/31/2022	Value ($) at 5/31/2022
Cash Equivalents 4.3%
DWS Central Cash Management Government Fund , 0.75% (a)
2,778,020	9,858,284	9,356,352	—	—	4,019	—	3,279,952	3,279,952
*	Non-income producing security.
(a)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
SPDR: Standard & Poor's Depositary Receipt
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of May 31, 2022 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$72,633,420	$—	$—	$72,633,420
Exchange-Traded Funds	1,036,808	—	—	1,036,808
Short-Term Investments	3,279,952	—	—	3,279,952
Total	$76,950,180	$—	$—	$76,950,180
(a)	See Investment Portfolio for additional detailed categorizations.
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DESSF-PH3
R-080548-1 (1/23)